UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09813

Scout Funds

(Exact name of registrant as specified in charter)

1010 Grand Boulevard
Kansas City, MO 64106

  (Address of principal executive offices)

Scout Investments, Inc.
1010 Grand Boulevard
Kansas City, MO 64106

 (Name and address of agent for service)

Registrant's telephone number, including area code: (816) 860-7512

Date of fiscal year end: June 30

Date of reporting period: March 31, 2011

Item 1.  Schedule of Investments

SCOUT STOCK FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS — 99.3%
CONSUMER DISCRETIONARY — 11.9%
Amazon.com, Inc.*	7,100	$1,278,923
Genuine Parts Co.	30,000	1,609,200
Marriott International, Inc. - Class A	67,000	2,383,860
Target Corp.	35,000	1,750,350
TRW Automotive Holdings Corp.*	30,000	1,652,400
Walt Disney Co.	70,000	3,016,300
Williams-Sonoma, Inc.	65,000	2,632,500
		14,323,533

CONSUMER STAPLES — 10.8%
Anheuser-Busch InBev N.V.1	43,000	2,458,310
JM Smucker Co.	33,000	2,355,870
McCormick & Co., Inc.	60,000	2,869,800
PepsiCo, Inc.	40,000	2,576,400
Philip Morris International, Inc.	40,000	2,625,200
		12,885,580

ENERGY — 12.0%
Anadarko Petroleum Corp.	30,000	2,457,600
Apache Corp.	30,000	3,927,600
Exxon Mobil Corp.	40,000	3,365,200
National Oilwell Varco, Inc.	26,000	2,061,020
Occidental Petroleum Corp.	25,000	2,612,250
		14,423,670

FINANCIALS — 15.6%
Discover Financial Services	150,000	3,618,000
Fifth Third Bancorp	200,000	2,776,000
Franklin Resources, Inc.	24,000	3,001,920
JPMorgan Chase & Co.	50,000	2,305,000
Morgan Stanley	50,000	1,366,000
Progressive Corp.	100,000	2,113,000
Toronto-Dominion Bank	40,000	3,543,600
		18,723,520

HEALTH CARE — 12.2%
Allergan, Inc.	32,000	2,272,640
Bristol-Myers Squibb Co.	45,000	1,189,350
Fresenius Medical Care A.G. & Co. KGaA1	40,000	2,700,800
Hologic, Inc.*	100,000	2,220,000
UnitedHealth Group, Inc.	80,000	3,616,000
Waters Corp.*	30,000	2,607,000
		14,605,790

INDUSTRIALS — 12.6%
3M Co.	24,000	2,244,000
Boeing Co.	25,000	1,848,250
Danaher Corp.	50,000	2,595,000
Deere & Co.	25,000	2,422,250
General Electric Co.	75,000	1,503,750
Union Pacific Corp.	20,000	1,966,600
United Technologies Corp.	30,000	2,539,500
		15,119,350

INFORMATION TECHNOLOGY — 18.5%
Apple, Inc.*	9,000	3,136,050
Broadcom Corp. - Class A	35,000	1,378,300
Citrix Systems, Inc.*	26,000	1,909,960
Google, Inc. - Class A*	4,000	2,344,840
International Business Machines Corp.	13,000	2,119,910
Juniper Networks, Inc.*	55,000	2,314,400
Microsoft Corp.	100,000	2,536,000
NetApp, Inc.*	20,000	963,600
Oracle Corp.	100,000	3,337,000
Telefonaktiebolaget LM Ericsson1	170,000	2,186,200
		22,226,260

MATERIALS — 3.6%
Owens-Illinois, Inc.*	40,000	1,207,600
Praxair, Inc.	30,000	3,048,000
		4,255,600

TELECOMMUNICATION SERVICES — 2.1%
Verizon Communications, Inc.	65,000	2,505,100

TOTAL COMMON STOCKS (Cost $94,376,419) — 99.3%		119,068,403

TOTAL INVESTMENTS (Cost $94,376,419) — 99.3%		119,068,403

Other assets less liabilities — 0.7%		791,585

TOTAL NET ASSETS — 100.0%		$119,859,988

(equivalent to $13.63 per share; unlimited shares of $1.00 par value capital shares authorized; 8,791,073 shares outstanding)

* Non-income producing security.
1ADR - American Depositary Receipt.
See accompanying Notes to Schedules of Investments.

SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS — 98.1%
CONSUMER DISCRETIONARY — 21.6%
AutoZone, Inc.*	18,885	$5,166,181
Brunswick Corp.	356,450	9,064,523
CBS Corp. - Class B	203,175	5,087,502
Deckers Outdoor Corp.*	33,025	2,845,104
Dollar Tree, Inc.*	62,550	3,472,776
Expedia, Inc.	630,350	14,283,731
Harley-Davidson, Inc.	102,200	4,342,478
Limited Brands, Inc.	161,050	5,295,324
Omnicom Group, Inc.	123,525	6,060,136
priceline.com, Inc.*	16,240	8,224,586
Tempur-Pedic International, Inc.*	157,350	7,971,351
TRW Automotive Holdings Corp.*	86,850	4,783,698
Warnaco Group, Inc.*	94,600	5,410,174
		82,007,564

CONSUMER STAPLES — 6.5%
Casey's General Stores, Inc.	95,725	3,733,275
Hansen Natural Corp.*	30,225	1,820,452
Herbalife Ltd.	133,500	10,861,560
Molson Coors Brewing Co. - Class B	69,350	3,251,822
Nu Skin Enterprises, Inc. - Class A	178,350	5,127,562
		24,794,671

ENERGY — 8.5%
Arch Coal, Inc.	53,500	1,928,140
Concho Resources, Inc.*	29,316	3,145,607
Forest Oil Corp.*	57,108	2,160,396
Frontier Oil Corp.	166,625	4,885,445
McDermott International, Inc.*	56,475	1,433,900
Newfield Exploration Co.*	72,157	5,484,653
Plains Exploration & Production Co.*	113,650	4,117,539
Western Refining, Inc.*	548,787	9,301,940
		32,457,620

FINANCIALS — 16.5%
Affiliated Managers Group, Inc.*	71,175	7,784,410
Annaly Capital Management, Inc. REIT	136,675	2,384,979
Arch Capital Group Ltd.*	129,500	12,845,105
Axis Capital Holdings Ltd.	119,500	4,172,940
Bank of Hawaii Corp.	75,000	3,586,500
Fifth Third Bancorp	239,500	3,324,260
Host Hotels & Resorts, Inc. REIT	464,775	8,184,688
National Retail Properties, Inc. REIT	165,250	4,317,982
Prosperity Bancshares, Inc.	115,600	4,944,212
SVB Financial Group*	127,325	7,248,612
W.R. Berkley Corp.	123,525	3,978,740
		62,772,428

HEALTH CARE — 12.7%
AmerisourceBergen Corp.	145,942	5,773,466
C.R. Bard, Inc.	67,400	6,693,494
Coventry Health Care, Inc.*	200,400	6,390,756
DaVita, Inc.*	84,275	7,206,355
Hologic, Inc.*	196,550	4,363,410
Hospira, Inc.*	138,975	7,671,420
Humana, Inc.*	145,475	10,174,521
		48,273,422

INDUSTRIALS — 10.0%
Avery Dennison Corp.	171,850	7,210,826
Lincoln Electric Holdings, Inc.	46,000	3,492,320
Spirit Aerosystems Holdings, Inc. - Class A*	119,550	3,068,848
SPX Corp.	70,000	5,557,300
Terex Corp.*	166,754	6,176,568
Textron, Inc.	325,625	8,918,869
Trinity Industries, Inc.	102,000	3,740,340
		38,165,071

INFORMATION TECHNOLOGY — 10.5%
Avnet, Inc.*	313,550	10,688,919
Check Point Software Technologies*	83,850	4,280,543
Computer Sciences Corp.	95,075	4,633,005
Diebold, Inc.	133,000	4,716,180
Lam Research Corp.*	96,375	5,460,607
Skyworks Solutions, Inc.*	124,423	4,033,794
Teradata Corp.*	64,700	3,280,290
TriQuint Semiconductor, Inc.*	215,905	2,787,334
		39,880,672

MATERIALS — 9.6%
Agnico-Eagle Mines Ltd.	28,760	1,908,226
Allegheny Technologies, Inc.	107,340	7,269,065
CF Industries Holdings, Inc.	29,627	4,052,677
Hecla Mining Co.*	301,575	2,738,301
NewMarket Corp.	47,000	7,436,340
Scotts Miracle-Gro Co. - Class A	71,850	4,156,522
Silver Wheaton Corp.	69,625	3,018,940
Stillwater Mining Co.*	170,750	3,915,298
Walter Industries, Inc.	13,975	1,892,634
		36,388,003

UTILITIES — 2.2%
Xcel Energy, Inc.	350,250	8,367,473

TOTAL COMMON STOCKS (Cost $318,494,440) — 98.1%		373,106,924

TOTAL INVESTMENTS (Cost $318,494,440) — 98.1%		373,106,924

Other assets less liabilities — 1.9%		7,124,392

TOTAL NET ASSETS — 100.0%		$380,231,316

(equivalent to $14.41 per share; unlimited shares of $1.00 par value capital shares authorized; 26,378,542 shares outstanding)

REIT - Real Estate Investment Trust
* Non-income producing security.
See accompanying Notes to Schedules of Investments.

SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS — 100.2%
CONSUMER DISCRETIONARY — 8.6%
American Public Education, Inc.*	97,783	$3,955,322
Buckle, Inc.	71,825	2,901,730
Chico's FAS, Inc.	267,000	3,978,300
Cracker Barrel Old Country Store, Inc.	71,100	3,493,854
Jos. A. Bank Clothiers, Inc.*	53,200	2,706,816
Maidenform Brands, Inc.*	66,300	1,894,191
Monro Muffler Brake, Inc.	150,400	4,960,192
Sotheby's	68,500	3,603,100
Ulta Salon Cosmetics & Fragrance, Inc.*	49,925	2,402,890
		29,896,395

CONSUMER STAPLES — 1.5%
Darling International, Inc.*	330,000	5,072,100

ENERGY — 8.1%
Brigham Exploration Co.*	160,000	5,948,800
Complete Production Services, Inc.*	110,000	3,499,100
Dril-Quip, Inc.*	28,700	2,268,161
Matrix Service Co.*	200,000	2,780,000
OYO Geospace Corp.*	14,780	1,457,012
Rosetta Resources, Inc.*	80,000	3,803,200
SM Energy, Co.	53,000	3,932,070
Western Refining, Inc.*	251,750	4,267,163
		27,955,506

FINANCIALS — 16.8%
Apollo Investment Corp.	389,200	4,693,752
Capitol Federal Financial, Inc.	149,400	1,683,738
Cohen & Steers, Inc.	76,097	2,258,559
Fulton Financial Corp.	364,200	4,046,262
Mid-America Apartment Communities, Inc. REIT	72,700	4,667,340
National Financial Partners Corp.*	313,700	4,627,075
National Health Investors, Inc. REIT	105,000	5,031,600
Portfolio Recovery Associates, Inc.*	74,070	6,305,579
Prosperity Bancshares, Inc.	99,500	4,255,615
Signature Bank*	97,000	5,470,800
Summit Hotel Properties, Inc. REIT*	185,550	1,844,367
SVB Financial Group*	118,400	6,740,512
Waddell & Reed Financial, Inc. - Class A	158,700	6,444,807
		58,070,006

HEALTH CARE — 13.3%
Acorda Therapeutics, Inc.*	75,000	1,740,000
Amedisys, Inc.*	52,400	1,834,000
AMERIGROUP Corp.*	85,700	5,506,225
Catalyst Health Solutions, Inc.*	120,200	6,722,786
Endo Pharmaceuticals Holdings, Inc.*	96,500	3,682,440
Gen-Probe, Inc.*	36,000	2,388,600
Gentiva Health Services, Inc.*	235,387	6,597,898
ICU Medical, Inc.*	65,713	2,876,915
Magellan Health Services, Inc.*	99,700	4,893,276
MedAssets, Inc.*	112,000	1,710,240
Merit Medical Systems, Inc.*	166,250	3,261,825
Sirona Dental Systems, Inc.*	60,200	3,019,632
Team Health Holdings, Inc.*	92,000	1,608,160
		45,841,997

INDUSTRIALS — 15.2%
American Science & Engineering, Inc.	41,000	3,786,760
Ceradyne, Inc.*	50,000	2,254,000
General Cable Corp.*	60,000	2,598,000
Genesee & Wyoming, Inc.*	65,700	3,823,740
GrafTech International Ltd.*	129,200	2,665,396
Greenbrier Cos., Inc.*	93,500	2,653,530
Hexcel Corp.*	130,000	2,559,700
HUB Group, Inc. - Class A*	75,000	2,714,250
Insituform Technologies, Inc. - Class A*	175,000	4,681,250
Kirby Corp.*	55,000	3,150,950
Lincoln Electric Holdings, Inc.	52,600	3,993,392
Lindsay Corp.	31,000	2,449,620
Middleby Corp.*	28,000	2,610,160
Trinity Industries, Inc.	143,500	5,262,145
Triumph Group, Inc.	38,000	3,361,100
WESCO International, Inc.*	63,000	3,937,500
		52,501,493

INFORMATION TECHNOLOGY — 26.8%
Black Box Corp.	18,800	660,820
Blue Coat Systems, Inc.*	67,000	1,886,720
Cabot Microelectronics Corp.*	69,800	3,647,050
Cree, Inc.*	17,000	784,720
Cymer, Inc.*	91,400	5,171,412
Daktronics, Inc.	81,000	870,750
j2 Global Communications, Inc.*	105,300	3,107,403
Jack Henry & Associates, Inc.	221,000	7,489,690
Lawson Software, Inc.*	382,700	4,630,670
Microsemi Corp.*	50,000	1,035,500
Netgear, Inc.*	95,600	3,101,264
Omnivision Technologies, Inc.*	210,200	7,468,406
Plantronics, Inc.	86,100	3,152,982
Progress Software Corp.*	93,300	2,714,097
Quest Software, Inc.*	210,400	5,342,056
SciQuest, Inc.*	105,100	1,526,052
Semtech Corp.*	147,700	3,695,454
Skyworks Solutions, Inc.*	235,100	7,621,942
SPS Commerce, Inc.*	66,600	1,032,966
Stratasys, Inc.*	81,745	3,842,015
TIBCO Software, Inc.*	177,000	4,823,250
ValueClick, Inc.*	380,000	5,494,800
Veeco Instruments, Inc.*	74,200	3,772,328
ViaSat, Inc.*	161,200	6,422,208
Websense, Inc.*	153,000	3,514,410
		92,808,965

MATERIALS — 8.4%
Allegheny Technologies, Inc.	57,200	3,873,584
Balchem Corp.	70,000	2,626,400
Hecla Mining Co.*	260,000	2,360,800
LSB Industries, Inc.*	196,000	7,769,440
Olin Corp.	150,000	3,438,000
Rockwood Holdings, Inc.*	81,300	4,001,586
Stillwater Mining Co.*	213,000	4,884,090
		28,953,900

UTILITIES — 1.5%
South Jersey Industries, Inc.	94,410	5,284,128

TOTAL COMMON STOCKS (Cost $260,362,706) — 100.2%		346,384,490

TOTAL INVESTMENTS (Cost $260,362,706) — 100.2%		346,384,490

Liabilities less other assets — (0.2)%		(692,508)

TOTAL NET ASSETS — 100.0%		$345,691,982

(equivalent to $17.12 per share; unlimited shares of $1.00 par value capital shares authorized; 20,191,440 shares outstanding)

REIT - Real Estate Investment Trust
* Non-income producing security.
See accompanying Notes to Schedules of Investments.

SCOUT TRENDSTAR SMALL CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS — 99.4%
CONSUMER DISCRETIONARY — 10.2%
American Public Education, Inc.*	2,900	$117,305
Callaway Golf Co.	18,700	127,534
Chico's FAS, Inc.	14,700	219,030
Cracker Barrel Old Country Store, Inc.	3,900	191,646
Jos. A. Bank Clothiers, Inc.*	6,300	320,544
Penn National Gaming, Inc.*	4,700	174,182
Steiner Leisure Ltd.*	5,800	268,308
		1,418,549

ENERGY — 4.5%
Swift Energy Co.*	5,300	226,204
Unit Corp.*	6,400	396,480
		622,684

FINANCIALS — 10.1%
Capitol Federal Financial, Inc.	500	5,635
Cohen & Steers, Inc.	7,800	231,504
Federated Investors, Inc. - Class B	12,000	321,000
Janus Capital Group, Inc.	13,300	165,851
Mid-America Apartment Communities, Inc. REIT	1,700	109,140
National Health Investors, Inc. REIT	2,300	110,216
SPDR KBW Regional Banking ETF	5,600	148,960
Waddell & Reed Financial, Inc. - Class A	7,800	316,758
		1,409,064

HEALTH CARE — 20.0%
Amedisys, Inc.*	3,200	112,000
AMERIGROUP Corp.*	6,639	426,556
Amsurg Corp.*	16,315	415,054
Bio-Reference Labs, Inc.*	9,332	209,410
Catalyst Health Solutions, Inc.*	5,600	313,208
Centene Corp.*	10,300	339,694
Gentiva Health Services, Inc.*	9,249	259,249
ICU Medical, Inc.*	6,532	285,971
Illumina, Inc.*	2,800	196,196
Zoll Medical Corp.*	4,800	215,088
		2,772,426

INDUSTRIALS — 12.0%
Acuity Brands, Inc.	6,200	362,638
Forward Air Corp.	13,632	417,548
General Cable Corp.*	8,700	376,710
Insituform Technologies, Inc. - Class A*	4,800	128,400
Orbital Sciences Corp.*	8,980	169,902
Shaw Group, Inc.*	6,000	212,460
		1,667,658

INFORMATION TECHNOLOGY — 40.1%
Akamai Technologies, Inc.*	4,800	182,400
Black Box Corp.	8,921	313,573
Cabot Microelectronics Corp.*	2,700	141,075
CACI International, Inc. - Class A*	5,000	306,600
Cree, Inc.*	7,850	362,356
Cymer, Inc.*	5,700	322,506
Daktronics, Inc.	28,600	307,450
Diodes, Inc.*	10,700	364,442
FARO Technologies, Inc.*	6,500	260,000
IXYS Corp.*	30,520	409,884
Jack Henry & Associates, Inc.	11,000	372,790
Lawson Software, Inc.*	6,600	79,860
Microsemi Corp.*	9,600	198,816
National Instruments Corp.	13,229	433,498
Pegasystems, Inc.	1,800	68,292
Quest Software, Inc.*	9,700	246,283
SciQuest, Inc.*	4,040	58,661
SPS Commerce, Inc.*	2,400	37,224
TIBCO Software, Inc.*	2,700	73,575
Varian Semiconductor Equipment Associates, Inc.*	12,456	606,233
Veeco Instruments, Inc.*	5,400	274,536
Websense, Inc.*	6,800	156,196
		5,576,250

MATERIALS — 2.5%
Balchem Corp.	5,900	221,368
Stepan Co.	1,700	123,250
		344,618

TOTAL COMMON STOCKS (Cost $9,658,146) — 99.4%		13,811,249

TOTAL INVESTMENTS (Cost $9,658,146) — 99.4%		13,811,249

Other assets less liabilities — 0.6%		89,592

TOTAL NET ASSETS — 100.0%		$13,900,841

(equivalent to $10.06 per share; unlimited shares of $1.00 par value capital shares authorized; 1,382,044 shares outstanding)

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
* Non-income producing security.
See accompanying Notes to Schedules of Investments.

SCOUT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS — 93.1%
AUSTRALIA — 5.3%
Australia & New Zealand Banking Group Ltd.1	4,573,839	$113,202,515
BHP Billiton Ltd.1	1,267,444	121,522,531
CSL Ltd.	2,220,876	82,077,700
Woodside Petroleum Ltd.1	1,530,630	74,924,338
Woolworths Ltd.	1,356,186	37,706,513
		429,433,597

AUSTRIA — 1.2%
Erste Group Bank A.G.1	3,897,448	98,995,179

BRAZIL — 3.9%
Cia de Bebidas das Americas1	3,726,490	105,496,932
Empresa Brasileira de Aeronautica S.A.1	1,701,249	57,332,091
Petroleo Brasileiro S.A.1	1,858,953	75,157,470
Vale S.A.1	2,389,357	79,685,056
		317,671,549

CANADA — 9.8%
Barrick Gold Corp.	713,569	37,041,367
BCE, Inc.	1,036,813	37,677,784
Cameco Corp.	2,475,633	74,368,015
Canadian Natural Resources Ltd.	1,769,638	87,473,206
Enbridge, Inc.	1,513,023	92,975,263
Enbridge, Inc.	171,728	10,525,093
Imperial Oil Ltd.	1,481,309	75,650,451
Magna International, Inc.	1,045,437	50,086,887
Royal Bank of Canada	1,878,632	116,418,825
Teck Resources Ltd.	874,582	46,370,338
Toronto-Dominion Bank	1,788,334	158,428,509
		787,015,738

CHILE — 0.8%
Sociedad Quimica y Minera de Chile S.A.1	1,183,960	65,425,630

DENMARK — 0.3%
Novo Nordisk A/S1	209,143	26,190,978

FINLAND — 1.7%
Sampo Oyj - A Shares	4,256,346	135,781,793

FRANCE — 4.9%
Air Liquide S.A.1	2,532,949	67,325,784
AXA S.A.1	4,242,956	88,847,499
Dassault Systemes S.A.	1,077,978	82,847,350
Groupe Danone	761,998	49,777,923
LVMH Moet Hennessy Louis Vuitton S.A.	674,830	106,825,927
		395,624,483

GERMANY — 9.3%
Adidas A.G.1	2,531,938	80,034,560
Allianz S.E.1	7,481,646	105,416,392
Bayer A.G.1	981,035	76,246,040
Bayerische Motoren Werke A.G.1	1,757,014	48,932,840
Fresenius Medical Care A.G. & Co. KGaA1	1,198,823	80,944,529
Henkel A.G. & Co. KGaA1	1,267,562	78,842,356
Muenchener Rueckversicherungs A.G.1	5,158,680	81,352,384
SAP A.G.1	1,280,758	78,587,311
Siemens A.G.1	846,313	116,232,628
		746,589,040

GREECE — 1.3%
Coca Cola Hellenic Bottling Co., S.A.	3,741,541	100,482,132

HONG KONG — 0.6%
CLP Holdings Ltd.1	6,060,059	49,025,877

HUNGARY — 1.1%
MOL Hungarian Oil and Gas NyRt.*1	1,339,654	84,987,650

INDIA — 1.4%
Infosys Technologies Ltd.1	1,514,682	108,602,699

IRELAND — 0.7%
Ryanair Holdings PLC1	2,090,416	58,113,565

ISRAEL — 1.5%
Israel Chemicals Ltd.1	3,187,340	52,113,009
Teva Pharmaceutical Industries Ltd.1	1,324,214	66,435,816
		118,548,825

ITALY — 2.2%
Luxottica Group S.p.A.1	2,303,743	75,516,696
Saipem S.p.A.	1,939,839	103,119,754
		178,636,450

JAPAN — 12.0%
Canon, Inc.1	1,986,639	86,120,801
Fanuc Ltd.	865,855	131,054,514
Honda Motor Co., Ltd.1	2,352,640	88,247,526
Japan Tobacco, Inc.	16,101	58,167,234
Komatsu Ltd.1	4,478,911	152,282,974
Kubota Corp.1	1,634,689	77,010,199
Kyocera Corp.1	687,244	69,308,557
Nidec Corp.1	3,950,900	85,457,967
Nitto Denko Corp.	1,689,776	89,587,787
NTT DoCoMo, Inc.1	2,467,214	43,398,294
Terumo Corp.	1,621,059	85,457,366
		966,093,219

LUXEMBOURG — 0.9%
Millicom International Cellular S.A.	783,369	75,336,597

MEXICO — 2.1%
Grupo Televisa S.A.*1	3,814,549	93,570,887
Wal-Mart de Mexico S.A.B. de C.V.1	2,644,728	79,077,367
		172,648,254

NETHERLANDS — 0.5%
Koninklijke Ahold N.V.1	3,154,168	42,455,101

SINGAPORE — 1.6%
United Overseas Bank Ltd1	4,272,392	126,804,595

SOUTH AFRICA — 0.6%
Naspers Ltd.1	913,068	49,305,672

SOUTH KOREA — 0.9%
POSCO1	638,672	72,993,823

SPAIN — 3.1%
Banco Bilbao Vizcaya Argentaria S.A.1	102,355	1,228,260
Banco Bilbao Vizcaya Argentaria S.A.	5,948,554	72,171,382
Inditex S.A.	1,273,923	102,221,480
Telefonica S.A.1	3,034,947	76,541,363
		252,162,485

SWEDEN — 5.6%
Hennes & Mauritz A.B. - B Shares	2,910,324	96,643,469
Sandvik A.B.1	5,631,939	106,443,647
SKF A.B.1	3,928,643	114,284,225
Svenska Cellulosa A.B. - B Shares	3,120,522	50,229,730
Telefonaktiebolaget LM Ericsson1	6,586,783	84,706,029
		452,307,100

SWITZERLAND — 6.1%
ABB Ltd.*1	4,517,298	109,273,439
Adecco S.A.1	2,314,555	76,611,771
Givaudan S.A.*	64,074	64,422,797
Nestle S.A.1	1,331,272	76,521,515
Novartis A.G.1	976,506	53,073,101
Sonova Holding A.G.	491,414	43,791,220
Syngenta A.G.	1,107,032	72,145,275
		495,839,118

TAIWAN — 1.6%
HON HAI Precision Industry Co., Ltd.	11,742,383	41,129,187
Taiwan Semiconductor Manufacturing Co., Ltd.1	7,095,276	86,420,462
		127,549,649

UNITED KINGDOM — 9.4%
Barclays PLC1	4,884,733	88,609,057
BG Group PLC1	966,271	120,687,248
British American Tobacco PLC1	904,625	73,265,579
GlaxoSmithKline PLC1	995,841	38,250,253
HSBC Holdings PLC1	1,964,294	101,750,429
Prudential PLC1	5,783,468	131,400,393
Reckitt Benckiser Group PLC	1,118,327	57,444,864
SABMiller PLC1	1,080,935	38,686,664
Standard Chartered PLC	2,035,988	52,813,664
Vodafone Group PLC1	2,013,424	57,885,940
		760,794,091

UNITED STATES — 2.7%
Aflac, Inc.	2,267,927	119,701,187
Mettler-Toledo International, Inc.*	572,300	98,435,600
		218,136,787

TOTAL COMMON STOCKS (Cost $5,619,561,333) — 93.1%		7,513,551,676

TOTAL INVESTMENTS (Cost $5,619,561,333) — 93.1%		7,513,551,676

Other assets less liabilities — 6.9%		558,792,685

TOTAL NET ASSETS — 100.0%		$8,072,344,361

(equivalent to $33.37 per share; unlimited shares of $1.00 par value capital shares authorized; 241,904,601 shares outstanding)

PLC - Public Limited Company
* Non-income producing security.
1ADR - American Depositary Receipt.
See accompanying Notes to Schedules of Investments.

SCOUT INTERNATIONAL DISCOVERY FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS — 94.2%
AUSTRALIA — 5.6%
Ansell Ltd.	21,080	$294,792
Incitec Pivot Ltd.	92,000	412,044
IOOF Holdings Ltd.	57,000	427,445
Medusa Mining Ltd.	55,315	400,506
Mount Gibson Iron Ltd.*	319,000	656,616
		2,191,403

BELGIUM — 0.9%
Colruyt S.A.	7,000	368,640

BRAZIL — 1.3%
Empresa Brasileira de Aeronautica S.A.1	15,080	508,196

CANADA — 4.7%
Agnico-Eagle Mines Ltd.	3,190	211,657
Canadian Pacific Railway Ltd.	6,720	432,365
Grande Cache Coal Corp.*	36,000	381,351
Home Capital Group, Inc.	14,000	821,805
		1,847,178

CHILE — 2.8%
Banco Santander Chile1	8,150	707,013
Vina Concha y Toro S.A.1	8,000	375,840
		1,082,853

COLOMBIA — 1.0%
Petrominerales Ltd.	10,500	397,906

FINLAND — 1.6%
Sampo Oyj - A Shares	19,000	606,119

FRANCE — 7.6%
Bureau Veritas S.A.	7,800	612,619
Cie Generale d'Optique Essilor International S.A.	4,465	331,575
Dassault Systemes S.A.1	6,060	468,074
Neopost S.A.	7,600	665,735
SEB S.A.	6,300	620,697
Technip S.A.1	10,200	270,810
		2,969,510

GERMANY — 11.3%
Adidas A.G.1	13,450	425,155
Fresenius S.E. & Co. KGaA	1,900	176,370
Fuchs Petrolub A.G.	3,600	496,363
Morphosys A.G.*	13,500	359,492
Pfeiffer Vacuum Technology A.G.	4,415	622,187
Rational A.G.	3,200	767,416
Tognum A.G.	19,000	681,245
Wirecard A.G.	48,750	873,965
		4,402,193

GREECE — 0.7%
Coca Cola Hellenic Bottling Co., S.A.1	9,700	263,161

HONG KONG — 1.2%
Wing Hang Bank Ltd.1	20,000	471,060

HUNGARY — 1.0%
MOL Hungarian Oil and Gas NyRt.*1	6,080	385,715

IRELAND — 3.5%
Ryanair Holdings PLC1	25,200	700,560
Willis Group Holdings Ltd.	16,790	677,644
		1,378,204

ISRAEL — 0.7%
Osem Investments Ltd.	17,000	286,000

ITALY — 2.5%
Finmeccanica S.p.A.	24,030	302,410
Luxottica Group S.p.A.1	15,630	512,351
MARR S.p.A.	12,475	153,458
		968,219

JAPAN — 11.3%
Amada Co., Ltd.	59,000	492,258
Asahi Breweries Ltd.	17,490	290,799
Nidec Corp.1	18,200	393,666
Pigeon Corp.	10,500	328,709
SMC Corp.	4,150	683,019
Suzuki Motor Corp.	16,300	364,291
Sysmex Corp.	11,820	418,062
Taiyo Nippon Sanso Corp.	13,290	110,723
TonenGeneral Sekiyu KK	17,000	209,894
Toshiba Machine Co., Ltd.	135,100	730,885
Yamada Denki Co., Ltd.	5,918	399,134
		4,421,440

LUXEMBOURG — 0.6%
Millicom International Cellular S.A.	2,445	235,136

NETHERLANDS — 4.6%
Gemalto N.V.	15,800	777,102
Koninklijke Vopak N.V.	12,760	613,931
Randstad Holding N.V.*	7,440	414,376
		1,805,409

PHILIPPINES — 0.4%
Manila Water Co., Inc.	385,100	161,139

PORTUGAL — 0.5%
Galp Energia SGPS S.A.	9,000	192,660

SINGAPORE — 2.1%
Flextronics International Ltd.*	54,975	410,663
United Overseas Bank Ltd.1	14,300	424,424
		835,087

SOUTH KOREA — 2.9%
Hyundai Steel Co.	2,710	345,868
LG Household & Health Care Ltd.	1,020	382,634
Yuhan Corp.	2,900	391,267
		1,119,769

SWITZERLAND — 11.0%
Acino Holding A.G.	2,975	268,187
Givaudan S.A.*	485	487,640
Lindt & Spruengli A.G.	10	325,150
Metall Zug A.G.	150	632,009
Schindler Holding A.G.	5,250	631,029
Swiss Life Holding A.G.*	2,975	491,677
Tecan Group A.G.	2,850	224,804
Temenos Group A.G.*	18,500	700,925
Vetropack Holding A.G.	251	519,216
		4,280,637

TAIWAN — 1.7%
Siliconware Precision Industries Co.1	27,285	164,801
Taiwan Hon Chuan Enterprise Co., Ltd.	195,000	489,382
		654,183

UNITED KINGDOM — 10.6%
AMEC PLC	24,280	464,676
Amlin PLC	46,000	281,670
Capita Group PLC	41,500	494,650
Informa PLC	100,000	668,474
Intercontinental Hotels Group PLC1	20,000	414,600
Mothercare PLC	63,000	404,261
Premier Oil PLC*	16,525	528,601
Sage Group PLC1	24,295	436,581
St. James's Place PLC	87,000	466,849
		4,160,362

UNITED STATES — 2.1%
Mettler-Toledo International, Inc.*	2,810	483,320
NII Holdings, Inc.*	8,350	347,945
		831,265

TOTAL COMMON STOCKS (Cost $29,744,516) — 94.2%		36,823,444

TOTAL INVESTMENTS (Cost $29,744,516) — 94.2%		36,823,444

Other assets less liabilities — 5.8%		2,257,561

TOTAL NET ASSETS — 100.0%		$39,081,005

(equivalent to $10.07 per share; unlimited shares of $1.00 par value capital shares authorized; 3,880,642 shares outstanding)

PLC - Public Limited Company
* Non-income producing security.
1 ADR - American Depositary Receipt.
See accompanying Notes to Schedules of Investments.

SCOUT CORE BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 7.6%
Ally Master Owner Trust
Series 2011-1, Class A1, 1.125%, 01/15/161, 2	$1,095,000	$1,099,483
AmeriCredit Automobile Receivables Trust
Series 2008-AF, Class A3, 5.680%, 12/12/121	503,439	506,533
Chrysler Financial Auto Securitization Trust
Series 2009-B, Class A2, 1.150%, 11/08/111	158,718	158,833
Series 2009-A, Class A3, 2.820%, 01/15/161	1,043,694	1,058,386
Ford Credit Auto Owner Trust
Series 2009-A, Class A3B, 2.755%, 05/15/131, 2	909,174	917,539
Series 2009-D, Class A3, 2.170%, 10/15/131	575,057	581,150
GE Capital Credit Card Master Note Trust
Series 2009-3, Class A, 2.540%, 09/15/141	805,000	812,067
Hertz Vehicle Financing, LLC
Series 2009-2A, Class A1, 4.260%, 03/25/141, 3	230,000	241,082
Hyundai Auto Receivables Trust
Series 2009-A, Class A3, 2.030%, 08/15/131	1,290,000	1,301,295
NCUA Guaranteed Notes
Series 2010-A1, Class A, 0.608%, 12/07/201, 2	520,963	521,510
SLM Student Loan Trust
Series 2008-1, Class A1, 0.553%, 07/25/131, 2	139,146	139,175
Series 2008-2, Class A1, 0.603%, 01/25/151, 2	527,707	528,063

TOTAL ASSET-BACKED SECURITIES
(Cost $7,867,075) — 7.6%		7,865,116

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.7%
Banc of America Commercial Mortgage, Inc.
Series 2003-1, Class A2, 4.648%, 03/11/131	675,000	702,924
Series 2002-2, Class A3, 5.118%, 07/11/431	1,105,000	1,128,199
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-CP5, Class A2, 4.940%, 12/15/351	460,000	480,045
GMAC Commercial Mortgage Securities, Inc.
Series 2002-C3, Class A2, 4.930%, 07/10/391	1,345,000	1,401,721
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1, 1.143%, 03/06/202, 3	557,092	557,209
LB-UBS Commercial Mortgage Trust
Series 2002-C1, Class A4, 6.462%, 03/15/311	1,072,448	1,105,875
Wachovia Bank Commercial Mortgage Trust
Series 2002-C1, Class A4, 6.287%, 04/15/341	530,000	546,447

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $5,955,849) — 5.7%		5,922,420

CORPORATE BONDS — 26.9%
American Airlines 2011-1 Class A Pass-Through Trust
5.250%, 07/31/221	620,000	601,400
ASIF Global Financing XIX
4.900%, 01/17/133	1,415,000	1,485,750
Bank of America Corp.
3.625%, 03/17/16	435,000	429,355
6.500%, 08/01/16	740,000	819,830
5.875%, 01/05/21	1,130,000	1,182,112
BB&T Corp.
5.700%, 04/30/14	540,000	596,669
Bruce Mansfield Unit
6.850%, 06/01/341	176,599	185,751
Burlington Northern and Santa Fe Railway Co. 2004-1 Pass-Through Trust
4.575%, 01/15/21	531,440	563,422
Citigroup, Inc.
1.235%, 04/01/142	1,025,000	1,026,503
4.587%, 12/15/15	520,000	538,271
Credit Suisse/New York NY
5.000%, 05/15/134	715,000	763,715
Delta Air Lines 2011-1 Pass-Through Trust
5.300%, 04/15/191	620,000	623,100
Entergy Arkansas, Inc.
5.000%, 07/01/181	140,000	139,912
Entergy Texas, Inc.
3.600%, 06/01/151	625,000	633,274
Farmers Insurance Exchange
6.000%, 08/01/143	85,000	89,418
General Electric Capital Corp.
4.625%, 01/07/21	590,000	582,174
Genworth Life Institutional Funding Trust
5.875%, 05/03/133	350,000	370,483
Goldman Sachs Group, Inc.
6.000%, 06/15/20	370,000	391,830
Hartford Financial Services Group, Inc.
5.500%, 10/15/161	375,000	393,700
JPMorgan Chase & Co.
1.057%, 09/30/132	1,130,000	1,135,516
3.450%, 03/01/16	980,000	977,593
4.250%, 10/15/20	1,260,000	1,206,518
Lloyds TSB Bank PLC
5.800%, 01/13/203, 4	895,000	897,408
Manufacturers & Traders Trust Co.
5.629%, 12/01/211, 2	335,000	324,473
MetLife Institutional Funding II
0.000%, 04/04/142, 3	625,000	626,277
Metropolitan Life Global Funding I
2.500%, 01/11/133	510,000	518,989
5.125%, 04/10/133	1,180,000	1,259,852
Monumental Global Funding III
5.250%, 01/15/143	220,000	232,429
Monumental Global Funding Ltd.
5.500%, 04/22/133, 4	1,155,000	1,225,382
Morgan Stanley
5.500%, 07/24/201	755,000	755,830
5.750%, 01/25/211	585,000	591,537
Nationwide Financial Services
5.375%, 03/25/211, 3	430,000	426,726
New York Life Global Funding
1.850%, 12/13/133	855,000	858,802
Northwest Airlines 2007-1 Class A Pass-Through Trust
7.027%, 11/01/191	509,010	524,280
Pricoa Global Funding I
5.450%, 06/11/143	90,000	97,704
Prudential Holdings, LLC
7.245%, 12/18/231, 3	75,000	85,919
8.695%, 12/18/231, 3	960,000	1,177,473
PSEG Power, LLC
5.320%, 09/15/161	555,000	598,786
Royal Bank of Scotland PLC
4.375%, 03/16/164	285,000	287,125
Time Warner, Inc.
6.250%, 03/29/411	550,000	548,291
Union Pacific Railroad Co. 2004 Pass-Through Trust
5.404%, 07/02/25	192,073	207,921
Union Pacific Railroad Co. 2005 Pass-Through Trust
5.082%, 01/02/291	159,570	167,964
Union Pacific Railroad Co. 2006 Pass-Through Trust
5.866%, 07/02/301	252,275	291,064
Wachovia Bank N.A.
4.875%, 02/01/15	875,000	932,538
Wells Fargo & Co.
4.600%, 04/01/21	560,000	554,885

TOTAL CORPORATE BONDS
(Cost $27,877,016) — 26.9%		27,927,951

U.S. GOVERNMENT AND AGENCIES — 56.4%
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 5.4%
4.500%, 04/15/41	5,520,000	5,619,189

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 14.2%
6.500%, 10/15/11	124	123
5.000%, 06/01/12	424,799	439,085
6.000%, 02/20/13	1,589	1,659
6.000%, 03/15/13	985	1,066
6.000%, 06/15/13	2,123	2,299
1.500%, 12/15/151	370,000	372,622
5.500%, 04/20/16	1,053	1,137
7.000%, 07/20/16	12,524	13,658
6.000%, 08/15/16	772	836
6.000%, 08/15/16	10,855	11,764
5.500%, 09/20/16	2,692	2,907
5.500%, 11/15/16	6,963	7,543
5.500%, 12/20/16	31	34
5.500%, 01/15/17	24,715	26,764
6.000%, 02/15/17	218	236
5.500%, 08/15/17	2,338	2,532
5.500%, 08/15/17	1,912	2,071
5.500%, 10/15/17	3,445	3,731
5.500%, 10/20/17	1,658	1,790
5.500%, 11/15/17	2,670	2,891
5.500%, 11/15/17	233	253
5.000%, 03/15/18	134	145
5.500%, 07/20/18	2,352	2,542
4.500%, 08/15/18	62	66
5.500%, 10/20/18	3,223	3,482
5.000%, 11/15/18	59	63
5.500%, 06/20/19	2,523	2,729
5.000%, 09/15/19	67	72
5.500%, 10/20/19	1,543	1,668
5.500%, 11/20/19	3,006	3,256
3.330%, 07/01/20	771,006	773,916
0.730%, 11/01/202	4,675,000	4,665,023
4.000%, 04/01/24	1,307,740	1,346,564
4.000%, 12/15/241	282,759	297,582
4.000%, 11/01/25	1,360,876	1,401,278
2.500%, 03/01/26	382,404	367,810
3.500%, 01/15/301	1,833,810	1,836,054
5.346%, 07/16/361, 2	2,700,000	2,933,971
5.970%, 01/01/40	74,159	79,794
5.970%, 01/01/40	74,159	79,748
		14,690,764

U.S. TREASURY SECURITIES — 36.8%
0.750%, 03/31/13	6,850,000	6,845,726
2.125%, 02/29/16	6,225,000	6,206,518
2.250%, 03/31/16	5,480,000	5,487,272
2.750%, 02/28/18	10,085,000	10,010,149
3.625%, 02/15/21	5,440,000	5,518,200
3.267%, 08/15/25	2,225,000	1,199,580
4.750%, 02/15/41	2,790,000	2,900,291
		38,167,736

TOTAL U.S. GOVERNMENT AND AGENCIES
(Cost $58,367,600) — 56.4%		58,477,689

TOTAL INVESTMENTS
(Cost $100,067,540) — 96.6%		100,193,176

Other assets less liabilities — 3.4%		3,572,576

TOTAL NET ASSETS — 100.0%		$103,765,752

(equivalent to $11.62 per share; unlimited shares of $1.00 par value capital shares authorized; 8,927,692 shares outstanding)

LLC - Limited Liability Company
PLC - Public Limited Company
1 Callable.
2 Variable Rate Security (presented at the current rate as of March 31, 2011).
3 144A Restricted Security.
4 Foreign security denominated in U.S. Dollars.
See accompanying Notes to Schedules of Investments.

SCOUT FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Scout Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of the following seven diversified portfolios: Scout Stock Fund (“Stock”), Scout Mid Cap Fund (“Mid Cap”), Scout Small Cap Fund (“Small Cap”), Scout TrendStar Small Cap Fund (“TrendStar Small Cap”), Scout International Fund (“International”), Scout International Discovery Fund (“International Discovery”) and Scout Core Bond Fund (“Core Bond”) (individually referred to as a “Fund,” or collectively as the “Funds”). Prior to October 31, 2006, the Scout International Fund was known as the UMB Scout WorldWide Fund. Prior to July 1, 2009, the Trust was known as UMB Scout Funds. On June 30, 2009, the TrendStar Small-Cap Fund series of TrendStar Investment Trust was reorganized into the Scout TrendStar Small Cap Fund, which commenced its operations on July 1, 2009 and is the successor to the TrendStar Small-Cap Fund. Prior to March 11, 2011, the Scout Core Bond Fund was known as the Scout Bond Fund.

The Funds’ investment objectives are as follows:

Fund	Investment Objective
Stock	Long-term growth of capital and income
Mid Cap	Long-term growth of capital
Small Cap	Long-term growth of capital
TrendStar Small Cap	Long-term growth of capital
International	Long-term growth of capital and income
International Discovery	Long-term growth of capital
Core Bond	High level of total return consistent with the preservation of capital

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)
Security Valuations – Each security listed on an exchange, except Nasdaq National Market® and Nasdaq SmallCap® securities, is valued at its last sales price on that exchange.   Where the security is listed on more than one exchange, a Fund will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded.  If there are no sales, the security is valued at the mean between the last current closing bid and asked prices.  Nasdaq National Market® and Nasdaq SmallCap® securities are valued at the Nasdaq Official Closing Price.  An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices.  Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.  If amortized cost of a fund holding deviates significantly from fair value, the holding will be recorded at fair value.

If the market price of a portfolio security is not readily available, or the valuation methods mentioned above do not reflect the security’s fair value, such security is valued at its fair value in accordance with procedures adopted by the Board of Trustees. In addition, the Funds’ advisor will value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its net asset value (“NAV”).  The fair value of securities is determined in good faith by taking into account all appropriate factors relevant to the value of the security. Securities held in the International and International Discovery Funds may be listed on foreign exchanges that do not value their listed securities at the same time that the Fund calculates its NAV. These Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Security transactions are recorded on the trade date.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.  Dividend income and distributions to shareholders are recorded on ex-dividend dates.  Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

▪      Level 1 – quoted prices in active markets for identical securities;
▪      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services); or
▪      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market holdings are valued using amortized cost under Rule 2a-7 of the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2.

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Funds’ assets:

Stock:
Security Type	Level 1	Level 2	Level 3	Total
Common Stocks1	$119,068,403	$-	$-	$119,068,403
Total	$119,068,403	$-	$-	$119,068,403

Mid Cap:
Security Type	Level 1	Level 2	Level 3	Total
Common Stocks1	$373,106,924	$-	$-	$373,106,924
Total	$373,106,924	$-	$-	$373,106,924

Small Cap:
Security Type	Level 1	Level 2	Level 3	Total
Common Stocks1	$346,384,490	$-	$-	$346,384,490
Total	$346,384,490	$-	$-	$346,384,490

TrendStar Small Cap:
Security Type	Level 1	Level 2	Level 3	Total
Common Stocks1	$13,811,249	$-	$-	$13,811,249
Total	$13,811,249	$-	$-	$13,811,249

International:
Security Type/Sector	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$791,385,944	$-	$-	$791,385,944
Consumer Staples	797,924,180	-	-	797,924,180
Energy	799,868,488	-	-	799,868,488
Financials	1,592,922,063	-	-	1,592,922,063
Health Care	650,902,603	-	-	650,902,603
Industrials	1,084,097,020	-	-	1,084,097,020
Information Technology	637,722,396	-	-	637,722,396
Materials	818,863,127	-	-	818,863,127
Telecommunication Services	290,839,978	-	-	290,839,978
Utilities	49,025,877	-	-	49,025,877
Total	$7,513,551,676	$-	$-	$7,513,551,676

International Discovery:
Security Type/Sector	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,440,972	$-	$-	$4,440,972
Consumer Staples	2,774,391	-	-	2,774,391
Energy	2,450,262	-	-	2,450,262
Financials	4,904,646	471,060	-	5,375,706
Health Care	2,947,869	-	-	2,947,869
Industrials	9,080,812	-	-	9,080,812
Information Technology	4,497,846	-	-	4,497,846
Materials	4,511,366	-	-	4,511,366
Telecommunication Services	583,081	-	-	583,081
Utilities	161,139	-	-	161,139
Total	$36,352,384	$471,060	$-	$36,823,444

Core Bond:
Security Type	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$7,865,116	$-	$7,865,116
Commercial Mortgage-Backed Securities	-	5,922,420	-	5,922,420
Corporate Debt	-	27,927,951	-	27,927,951
U.S. Government and Agencies	-	58,477,689	-	58,477,689
Total	$-	$100,193,176	$-	$100,193,176

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by sector classification, please refer to the Schedule of Investments.

(b)
Foreign Currency and Risk – Amounts denominated in, or expected to settle in, foreign currencies (“FCs”) are translated into United States dollars (“US$”) at rates provided by an independent pricing service on the following basis:

i.	Assets and liabilities – at the closing rate of exchange as of 4:00 p.m. Eastern Daylight Time on March 31, 2011.

ii.
Purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments and foreign currencies.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities; sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors.  Investments in emerging markets involve even greater risks.

(c)	Federal Income Taxes –

At March 31, 2011, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

		GROSS	GROSS	NET
	COST OF	UNREALIZED	UNREALIZED	UNREALIZED
	INVESTMENTS FOR	APPRECIATION FOR	DEPRECIATION FOR	APPRECIATION FOR
	FEDERAL TAX	FEDERAL TAX	FEDERAL TAX	FEDERAL TAX
FUND	PURPOSES	PURPOSES	PURPOSES	PURPOSES
Stock	94,438,851	25,663,544	(1,033,992)	24,629,552
Mid Cap	321,399,917	53,798,842	(2,091,835)	51,707,007
Small Cap	261,771,165	87,712,173	(3,098,848)	84,613,325
TrendStar Small Cap	9,670,242	4,478,631	(337,624)	4,141,007
International	5,619,801,649	2,041,104,214	(147,354,187)	1,893,750,027
International Discovery	29,756,872	7,918,159	(851,587)	7,066,572
Core Bond	100,107,924	577,551	(492,299)	85,252

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

(d)	Amortization – Discounts and premiums on securities purchased are amortized over the life of the respective securities.

(e)
Use of Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates and assumptions.

(f)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Item 2.  Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Scout Funds

/s/ James L. Moffett
James L. Moffett
Principal Executive Officer
May 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James L. Moffett
James L. Moffett
Principal Executive Officer
May 17, 2011

/s/ C. Warren Green
C. Warren Green
Principal Financial Officer
May 17, 2011